Share of Associates and Joint Ventures' Profit (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Disclosure of share of associates and joint ventures’ profit (loss)

	US Dollars
Figures in millions	2018	2017	2016
		Restated	Restated
Revenue(1)	582	454	442
Operating costs, special items and other expenses(1)	(472)	(471)	(447)
Net interest received	(8)	1	3
Profit (loss) before taxation	102	(16)	(2)
Taxation	(9)	23	7
Profit (loss) after taxation	93	7	5
(Impairment) impairment reversal of investments in associates	15	13	(5)
Impairment reversal of investments in joint ventures (note 17)	14	2	11
Share of associates and joint ventures’ profit (loss) (note 30)	122	22	11
(1) Restated on adoption of IFRS 15.